SUBSEQUENT EVENTS (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Millions						12 Months Ended
	Feb. 28, 2024 CAD ($) shares	Feb. 28, 2024 USD ($) $ / shares shares	Jan. 31, 2024 CAD ($) shares claim $ / shares	Apr. 17, 2023 CAD ($)	Apr. 17, 2023 USD ($) $ / shares	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2023 $ / shares
SUBSEQUENT EVENTS
Share price per share | $ / shares					$ 4.55
Net proceeds				$ 29,600	$ 22	$ 29,565	$ 3,987
Exercise price of warrants | $ / shares								$ 5.70
Asset acquisition | Lac Gueret property with Mason
SUBSEQUENT EVENTS
Number of designated claims | claim			74
Number of common shares issued as consideration | shares			6,208,210
Share price per share | $ / shares			$ 3
Aggregated amount of consideration | $			$ 18,600
Subsequent payment | $			$ 5,000
Major ordinary share transactions | Private Placement | GM and Panasonic
SUBSEQUENT EVENTS
Aggregate gross proceeds | $	$ 67,900
Net proceeds | $		$ 50
Number of shares subscribed | shares	12,500,000	12,500,000
Number of warrants subscribed | shares	12,500,000	12,500,000
Exercise price of warrants | $ / shares		$ 2.38